4. Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
	March 31, 2016 (Unaudited)	December 31, 2015 (Audited)

Patents	$110,387	$103,792
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(22,395)	(20,618)
Patents - net	$87,992	$83,174

	December 31, 2015	December 31, 2014

Patents	$103,792	$61,690
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(20,618)	(15,271)
Patents - net	$83,174	$46,419

Intangible Assets - Future Amortization
Year Ending December 31
2016	$5,496
2017	7,359
2018	7,359
2019	7,359
2020	7,359
2021 and Thereafter	53,040
$87,992

Year Ending December 31
2016	$6,889
2017	6,919
2018	6,919
2019	6,919
2020	6,938
2021 and Thereafter	48,590
$83,174